Income Taxes (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Income (loss) before income taxes	¥ 20,622	¥ 179,774	¥ (414,481)
Income taxes
Current	7,209	30,809	24,767
Deferred	(101,636)		551,483
Total	¥ (94,427)	¥ 30,809	¥ 576,250
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory tax rate	34.60%	30.60%	30.60%
Change in valuation allowance	1709.30%	(32.70%)	(155.90%)
Nondeductible expenses	18.80%		(1.10%)
Inhabitant tax-per capita*	35.00%		(3.90%)
Stock-based compensation			(14.50%)
Use of operating loss carryforwards	(1807.50%)		3.90%
Change in statutory tax rate	(448.10%)
Other-net	0.00%	19.20%	1.90%
Effective income tax rate	(457.90%)	17.10%	(139.00%)